Commitments and Contingencies - Narrative (Detail) - USD ($)	1 Months Ended				12 Months Ended
	Feb. 29, 2016	Jan. 31, 2015	Jan. 31, 2014	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Commitment And Contingencies [Line Items]
Operating Leases, Rent Expense, Net					$ 234,000	$ 149,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months					173,000
Operating Leases, Future Minimum Payments, Due in Two Years					148,000
Lease Termination Abandonment Payable							$ 565,000
Lease Termination Abandonment Balance Payable, Monthly Installments							$ 31,400
Lease Termination Abandonment Payable Current						248,000
Royalty Expense					30,000	30,000
Royalty Guarantees, Commitments, Amount					$ 30,000
Litigation Settlement, Amount				$ 350,000
Proceeds from Legal Settlements		$ 100,000	$ 250,000
Gain (Loss) Related to Litigation Settlement						100,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Percentage of Annual Minimum Royalty Fees					2.00%
Maximum [Member]
Commitment And Contingencies [Line Items]
Percentage of Annual Minimum Royalty Fees					4.00%
Service Agreement For Billing And Collections [Member]
Commitment And Contingencies [Line Items]
Monthly Purchase Obligation					$ 10,000
Payments for Fees					126,000	142,000
Purchase Obligation, Due in Next Twelve Months					120,000
Purchase Obligation, Due in Second Year					30,000
General and Administrative Expense [Member]
Commitment And Contingencies [Line Items]
Changed In Estimate, Reported as Additional Expense						46,000
Lease for Office Space for Corporate Headquarters [Member]
Commitment And Contingencies [Line Items]
Monthly Rent Expense					$ 14,000
Lease and Rental Expense, Annual Increase, Percentage					3.00%
Lessee Leasing Arrangements, Operating Leases, Renewal Term					3 years
Lease for Laboratory and Office Facility [Member]
Commitment And Contingencies [Line Items]
Monthly Rent Expense	$ 6,750				$ 6,400
Lessee Leasing Arrangements, Operating Leases, Renewal Term	1 year
Prepaid Expenses and Other Current Assets [Member]
Commitment And Contingencies [Line Items]
Accounts and Other Receivables, Net, Current						$ 100,000